CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 8,484	$ 7,844
Purchased power	4,143	3,652
Related Party
Purchased power	2,705	2,314
Distribution
Revenues	6,175	5,582
Distribution | Related Party
Revenues	427	355
Transmission
Revenues	2,269	2,214
Transmission | Related Party
Revenues	$ 2,254	$ 2,197